Revenue (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Feb. 29, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Cost of revenue				$ 7,100	$ 11,300	$ 25,100	$ 33,200
Contract with customer, liability, revenue recognized						33,400	24,600
Net losses related to contracts				15,600	$ 4,500	29,200	$ 6,900
Contracts, variable consideration, constrained amount						0
Contracts, variable consideration, maximum						$ 7,800
Long term contract percent complete						98.00%	92.00%
Contract liabilities						$ 400				$ 400
Revenue, remaining performance obligation, amount				$ 69,100		$ 69,100
Recognize revenue percentage				10.00%		10.00%				10.00%
Amortization expense										$ 43,300	$ 45,700
Revenue recognized										31,400	30,500
Variable consideration										0	0
Potential amount											7,800
Changes in contract price										11,100
Estimated contract costs											11,700
Contract anticipated percentage			100.00%
Other current liabilities				$ 14,262		$ 14,262				$ 15,178	3,292
Remaining performance obligations description										the aggregate amount of the transaction price allocated to remaining fixed price performance obligations was $101.4 million. The Company expects to recognize revenue on approximately 80-85% of the remaining performance obligations over the next 12 months, 15-20% recognized in 2024 and the remaining thereafter. Remaining performance obligations do not include variable consideration that was determined to be constrained as of December 31, 2022.
Commercial Lunar Payload Services Contract One [Member]
Revenue (Details) [Line Items]
Contracts, variable consideration, constrained amount						0
Contracts, variable consideration, maximum						8,100
Loss on contracts						9,400	$ 9,300
Commercial Lunar Payload Services Contract Three [Member]
Revenue (Details) [Line Items]
Contracts, variable consideration, constrained amount						0
Contracts, variable consideration, maximum						8,400
Loss on contracts						$ 5,900
Long term contract percent complete						82.00%
Contract liabilities						$ 3,300				$ 1,900
Loss on contracts, change in estimated contract costs, reduction of loss							(6,400)
Commercial Lunar Payload Services Contract Two [Member]
Revenue (Details) [Line Items]
Loss on contracts						$ 12,300	$ 3,500
Long term contract percent complete						55.00%	25.00%
Contract liabilities						$ 8,700				7,700
Contract liabilities, current						$ 600				2,200
Minimum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage				25.00%		25.00%
Maximum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage				30.00%		30.00%
Remaining Performance Obligations [Member] | Minimum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage				65.00%		65.00%
Remaining Performance Obligations [Member] | Maximum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage				70.00%		70.00%
Second Contract [Member]
Revenue (Details) [Line Items]
Variable consideration										0
Potential amount										$ 8,400	$ 8,400
Contract percentage										32.50%	4.00%
Contract anticipated percentage								100.00%	85.00%
Estimated contract losses										$ 9,900	$ 18,500
Third Contract [Member]
Revenue (Details) [Line Items]
Loss on contracts											$ 0
Estimated contract costs										$ 6,000
Contract percentage											69.10%
Contract anticipated percentage										100.00%
Estimated contract losses										$ 1,900
Contract [Member]
Revenue (Details) [Line Items]
Contract percentage										96.00%	83.00%
Other current liabilities										$ 400	$ 3,900
Forecast [Member]
Revenue (Details) [Line Items]
Long term contract percent complete		100.00%
Forecast [Member] | Commercial Lunar Payload Services Contract Three [Member]
Revenue (Details) [Line Items]
Long term contract percent complete	100.00%
Cumulative Favorable [Member]
Revenue (Details) [Line Items]
Loss on contracts										9,300
Cumulative Unfavorable Changes [Member]
Revenue (Details) [Line Items]
Loss on contracts											31,500
Potential amount										8,100
Favorable [Member]
Revenue (Details) [Line Items]
Estimated contract costs										$ 4,700
Unfavorable Changes [Member]
Revenue (Details) [Line Items]
Estimated contract costs											$ 19,300